Real estate property under development and held for sale	6 Months Ended
Jun. 30, 2014
Real estate property under development and held for sale [Abstract]
Real estate property under development and held for sale

4. Real estate property under development and held for sale

The following summarizes the components of real estate property under development and held for sale at December 31, 2013 and June 30, 2014:

	December 31, 2013	June 30, 2014
	US$	US$
	(Audited)	(Unaudited)
Under development:
Current:
Zhengzhou Century East A	58,191,063	9,002,921
Zhengzhou Century East B	32,746,317	2,706,668
Zhengzhou Royal Palace	36,513,783	9,215,534
Jinan Xinyuan Splendid	246,411,869	60,796,415
Zhengzhou Yipin Xiangshan Phase II	2,771,029	—
Xuzhou Colorful City	52,265,536	46,050,508
Zhengzhou Xin City	142,442,382	107,016,038
Suzhou Xin City	84,443,063	52,106,156
Beijing Xindo Park	198,205,122	228,237,365
Kunshan Royal Palace	230,141,756	230,433,965
Suzhou Lake Royal Palace	170,300,658	192,480,995
Xingyang Splendid I	19,212,556	31,827,698
Xingyang Splendid II	4,529,500	6,798,541
Xingyang Splendid III	20,470,828	21,941,582
Zhengzhou Thriving Family (residential)	26,882,515	44,481,521
Zhengzhou Thriving Family (commercial)	28,263,162	29,921,701
Jinan Royal Palace	—	232,174,082
Sanya Yazhou Bay No.1	—	61,320,747
Shanghai Royal Palace	—	159,582,822
Changsha Xinyuan Splendid	—	124,467,724
Chengdu Thriving Family	—	183,397,718
New York Oosten	65,672,108	79,471,012
	1,419,463,247	1,913,431,712
Profit recognized	288,139,603	122,076,765
Less: progress billings	(775,084,144)	(494,692,506)

Total real estate property under development	932,518,706	1,540,815,971

Northern Nevada Land Portfolio	588,000	588,000
Lennox Project	4,936,041	2,382,379
Real estate property held for sale	5,524,041	2,970,379

Total real estate property under development and held for sale	938,042,747	1,543,786,350

As of June 30, 2014, land use rights included in the real estate property under development totaled US$1,417,550,019 (December 31, 2013: US$815,651,828). As of June 30, 2014, land use rights with an aggregate net book value of US$986,517,151 (December 31, 2013: US$194,508,955) were pledged as collateral for certain bank loans and other debts. As of June 30, 2014, real estate properties under development with an aggregate net book value of US$18,755,006 (December 31, 2013: nil) were pledged as collateral for certain bank loans.